Financial Risk Management Objectives and Policies (Details 3) - AUD ($)		Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial liabilities [line items]
Lease liabilities	[1]	$ 61,105
Over 5 years [Member]
Disclosure of financial liabilities [line items]
Trade and other payables
Total
6 - 12 months [Member]
Disclosure of financial liabilities [line items]
Trade and other payables
Lease liabilities		21,286
Total		21,286
Between 1 and 2 years [Member]
Disclosure of financial liabilities [line items]
Trade and other payables
Lease liabilities		21,286
Total		21,286
Between 2 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Trade and other payables
Total
Less than 6 months [Member]
Disclosure of financial liabilities [line items]
Trade and other payables		173,663	1,091,919
Lease liabilities		20,890
Total		194,553	1,091,919
Total contractual cash flows [Member]
Disclosure of financial liabilities [line items]
Trade and other payables		173,663	1,091,919
Lease liabilities		63,462
Total		237,125	1,091,919
Carrying amt (assets)/liabilities [Member]
Disclosure of financial liabilities [line items]
Trade and other payables		173,663	1,091,919
Lease liabilities		63,462
Total		$ 237,125	$ 1,091,919

[1]	Included in the line items 'other current liabilities' and 'other non-current liabilities' in the consolidated balance sheet.